Maxim SecureFoundation Balanced ETF Portfolio
Portfolio Summary Maxim SecureFoundation® Balanced ETF Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (the “Guarantee Benefit Fee”), which is described in a separate prospectus describing the Guarantee. If reflected, the expenses shown would be higher. You may qualify for a sales charge waiver. Information about the waiver is available from your financial professional and in the “Class A Shares Purchase Programs” section on page 23 of this Prospectus.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Maxim SecureFoundation Balanced ETF Portfolio	Class A	Class S
Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Deferred Sales Charge (Load)	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Maxim SecureFoundation Balanced ETF Portfolio		Class A	Class S
Management Fees		0.16%	0.16%
Distribution (12b-1) Fees		0.25%	0.25%
Other Expenses		0.12%	0.22%
Administrative Services Fee		0.05%	0.15%
All Other Expenses	[1]	0.07%	0.07%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%
Total Annual Portfolio Operating Expenses	[3]	0.63%	0.73%
[1]	Other Expenses are estimated amounts for the Portfolio's 2012 fiscal year.
[2]	The Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio's 2012 fiscal year.
[3]	The Total Annual Portfolio Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which will reflect the operating expenses of the Portfolio and will not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Balanced ETF Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	561	692	834	1,248
Class S	75	234	407	908

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.
Principal Investment Strategies

Under normal conditions, the Portfolio will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying ETFs that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying ETFs that invest primarily in fixed income securities.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying ETFs. The Portfolio currently invests primarily in Underlying ETFs designed to track the performance of a specified securities index (“Index Portfolios”). Each Underlying ETF has its own investment objective and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying ETFs in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	27.0%	International Large Blend	12.0%
Vanguard S&P 500 ETF		Vanguard MSCI EAFE ETF
Mid Blend	11.0%	Diversified Emerging Markets	3.0%
Vanguard S&P Mid-Cap 400 ETF		Vanguard MSCI Emerging Markets ETF
Small Blend	9.0%	Intermediate-Term Bond	38.0%
Vanguard Russell 2000 ETF		Vanguard Total Bond Market ETF

The Portfolio will automatically rebalance its holdings of the Underlying ETFs on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying ETF allocations, and the Underlying ETFs themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying ETFs, or change the target allocations at any time and without shareholder notice or approval.

In addition to investing in Underlying ETFs, the Portfolio may invest a portion of its assets directly in derivatives, such as futures, for cash management purposes and to gain exposure to securities in the underlying index pending investment in Underlying ETFs. The Portfolio also may hold a portion of its assets in U.S. government securities, money market funds, and cash or cash equivalents for cash management purposes.

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk
  Since the Portfolio invests directly in the Underlying ETFs, all risks associated with the eligible Underlying ETFs apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying ETF than another, the Portfolio will have greater exposure to the risks of that Underlying ETF.
  Since the Portfolio invests in Underlying ETFs, you will bear your proportionate share of expenses of the Portfolio and indirectly your proportionate share of expenses of the Underlying ETFs.
  The Portfolio is classified as non-diversified under the Investment Company Act of 1940, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying ETFs. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Exchange-Traded Funds (“ETFs”) Risk - Because ETF shares are traded on an exchange, they are subject to additional risks:
  ETF shares can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, the Portfolio may pay more or less than NAV when it buys ETF shares on the secondary market, and the Portfolios may receive more or less than NAV when it sells those shares.
  Although ETF shares are listed for trading, it is possible that an active trading market may not develop or be maintained.
  Trading of ETF shares may be halted by the activation of individual or marketwide “circuit breakers” (which halt trading for a specified period of time when the price of a particular security or overall market process decline by a specified percentage). Trading of ETF shares may also be halted if (1) the shares are delisted from an exchange without first being listed on another exchange or (2) exchange officials deems such action is appropriate in the interest of a fair and orderly market or to protect investors.
The following are risks associated with Portfolio and Underlying ETF investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying ETF will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying ETFs will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying ETF invests will have a significant impact on the performance of the Underlying ETF.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying ETF to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that an Underlying Portfolio’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds or ETFs designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying ETFs may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying ETF will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying ETF may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio or an Underlying ETF may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio or the Underlying ETF’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Conflict of Interest Risk - MCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying ETFs is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who purchase shares of the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Portfolio is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Any payments under the Guarantee depend on GWL&A’s long-term ability to make such payments.The Guarantee does not guarantee the investment performance of the Portfolio.
Performance
No portfolio performance data is provided because the Portfolio had not commenced operations as of December 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.